PROPERTY, PLANT AND EQUIPMENT - Disclosure of detailed information about property, plant and equipment (Details) - CAD ($) $ in Thousands	12 Months Ended	13 Months Ended
	Aug. 31, 2022	Sep. 30, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period		$ 259,819
Acquisitions through business combinations	$ 6,240	0
Additions	62,179	29,046
Property, plant and equipment at end of period	259,819	99,046
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	296,980	342,158
Acquisitions through business combinations	6,240
Additions	55,939	29,046
Transfers (Note 16 (ii))	0
Construction completed	0	0
Disposals	(17,001)	(19,140)
Property, plant and equipment at end of period	342,158	352,064
Accumulated depreciation and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(61,041)	(82,339)
Depreciation	(22,261)	(22,719)
Transfers (Note 16 (ii))	0
Disposals	5,208	17,295
Impairment	(4,245)	(165,255)
Property, plant and equipment at end of period	(82,339)	(253,018)
LAND
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period		4,705
Property, plant and equipment at end of period	4,705	1,984
LAND | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	4,075	4,705
Acquisitions through business combinations	230
Additions	400	0
Transfers (Note 16 (ii))	0
Construction completed	0	0
Disposals	0	0
Property, plant and equipment at end of period	4,705	4,705
LAND | Accumulated depreciation and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	0	0
Depreciation	0	0
Transfers (Note 16 (ii))	0
Disposals	0	0
Impairment	0	(2,721)
Property, plant and equipment at end of period	0	(2,721)
BUILDINGS
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period		126,678
Property, plant and equipment at end of period	126,678	61,083
BUILDINGS | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	135,763	146,270
Acquisitions through business combinations	781
Additions	7,326	348
Transfers (Note 16 (ii))	961
Construction completed	1,539	14,544
Disposals	(100)	(182)
Property, plant and equipment at end of period	146,270	160,980
BUILDINGS | Accumulated depreciation and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(13,659)	(19,592)
Depreciation	(5,933)	(2,023)
Transfers (Note 16 (ii))	0
Disposals	0	38
Impairment	0	(78,320)
Property, plant and equipment at end of period	(19,592)	(99,897)
CONSTRUCTION IN PROCESS
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period		10,372
Property, plant and equipment at end of period	10,372	0
CONSTRUCTION IN PROCESS | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	2,092	10,372
Acquisitions through business combinations	2,930
Additions	26,021	6,146
Transfers (Note 16 (ii))	0
Construction completed	(20,671)	(16,518)
Disposals	0	0
Property, plant and equipment at end of period	10,372	0
CONSTRUCTION IN PROCESS | Accumulated depreciation and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	0	0
Depreciation	0	0
Transfers (Note 16 (ii))	0
Disposals	0	0
Impairment	0	0
Property, plant and equipment at end of period	0	0
GROWING & PROCESSING EQUIPMENT
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period		110,108
Property, plant and equipment at end of period	110,108	30,369
GROWING & PROCESSING EQUIPMENT | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	139,410	165,138
Acquisitions through business combinations	397
Additions	18,051	17,314
Transfers (Note 16 (ii))	0
Construction completed	18,659	1,692
Disposals	(11,379)	(17,204)
Property, plant and equipment at end of period	165,138	166,940
GROWING & PROCESSING EQUIPMENT | Accumulated depreciation and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(41,647)	(55,030)
Depreciation	(13,853)	(18,166)
Transfers (Note 16 (ii))	0
Disposals	4,715	16,146
Impairment	(4,245)	(79,521)
Property, plant and equipment at end of period	(55,030)	(136,571)
OTHER
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period		6,005
Property, plant and equipment at end of period	6,005	3,246
OTHER | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	10,323	12,074
Acquisitions through business combinations	143
Additions	1,210	2,938
Transfers (Note 16 (ii))	0
Construction completed	473	282
Disposals	(75)	(455)
Property, plant and equipment at end of period	12,074	14,839
OTHER | Accumulated depreciation and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(4,578)	(6,069)
Depreciation	(1,550)	(1,817)
Transfers (Note 16 (ii))	0
Disposals	59	367
Impairment	0	(4,074)
Property, plant and equipment at end of period	(6,069)	(11,593)
RIGHT-OF-USE ASSETS
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period		1,951
Additions	2,931	2,300
Property, plant and equipment at end of period	1,951	2,364
RIGHT-OF-USE ASSETS | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	5,317	3,599
Acquisitions through business combinations	1,759
Additions	2,931	2,300
Transfers (Note 16 (ii))	(961)
Construction completed	0	0
Disposals	(5,447)	(1,299)
Property, plant and equipment at end of period	3,599	4,600
RIGHT-OF-USE ASSETS | Accumulated depreciation and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(1,157)	(1,648)
Depreciation	(925)	(713)
Transfers (Note 16 (ii))	0
Disposals	434	744
Impairment	0	(619)
Property, plant and equipment at end of period	$ (1,648)	$ (2,236)